Ohio National Fund, Inc.

Supplement dated July 9, 2018

to the Prospectus dated May 1, 2018

The following supplements and amends the prospectus dated May 1, 2018, as previously supplemented:

ON Equity Portfolio

The Prospectus is amended to add the following discussion regarding the transfer of the Sub-Advisory Agreement for the ON Equity Portfolio from ClearBridge, LLC to ClearBridge Investments, LLC:

On May 16, 2018, the Fund’s Board of Directors approved: (i) the transfer of ClearBridge, LLC’s rights and obligations under the Sub-Advisory Agreement for the ON Equity Portfolio to an affiliated investment adviser, ClearBridge Investments, LLC; and (ii) an Amended and Restated Sub-Advisory Agreement between Ohio National Investments, Inc. and ClearBridge Investments, LLC for the ON Equity Portfolio, effective July 1, 2018. ClearBridge, LLC and ClearBridge Investments, LLC have operated as one company since February 2014, and there will not be any change in portfolio managers or services to the ON Equity Portfolio resulting from ClearBridge Investments, LLC becoming the sub-adviser.

The Prospectus is further amended to replace all references to “ClearBridge, LLC” with “ClearBridge Investments, LLC.” In all other respects, the information applicable to the sub-adviser remains unchanged.

ON ClearBridge Small Cap Portfolio

The Prospectus is amended to add the following discussion regarding the transfer of the Sub-Advisory Agreement for the ON ClearBridge Small Cap Portfolio from ClearBridge, LLC to ClearBridge Investments, LLC:

On May 16, 2018, the Fund’s Board of Directors approved: (i) the transfer of ClearBridge, LLC’s rights and obligations under the Sub-Advisory Agreement for the ON ClearBridge Small Cap Portfolio to an affiliated investment adviser, ClearBridge Investments, LLC; and (ii) an Amended and Restated Sub-Advisory Agreement between Ohio National Investments, Inc. and ClearBridge Investments, LLC for the ON ClearBridge Small Cap Portfolio, effective July 1, 2018. ClearBridge, LLC and ClearBridge Investments, LLC have operated as one company since February 2014, and there will not be any change in portfolio managers or services to the ON ClearBridge Small Cap Portfolio resulting from ClearBridge Investments, LLC becoming the sub-adviser.

The Prospectus is further amended to replace all references to “ClearBridge, LLC” with “ClearBridge Investments, LLC.” In all other respects, the information applicable to the sub-adviser remains unchanged.

ON S&P 500® Index Portfolio

Under the section “Management,” the following information replaces the corresponding section in its entirety:

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. Geode Capital Management, LLC serves as the investment sub-adviser for the Portfolio. Geode has been a sub-adviser for the Portfolio since May 1, 2016. Deane Gyllenhaal and Patrick Waddell, CFA, have been Senior Portfolio Managers of the Portfolio since May 2016. Louis Bottari has been a Senior Portfolio Manager of the Portfolio since March 2018 and previously was a Portfolio Manager of the Portfolio since May 2016. Peter Matthew has been a Portfolio Manager of the Portfolio since October 2016 and previously was an Assistant Portfolio Manager of the Portfolio since May 2016. Robert Regan has been a Portfolio Manager of the Portfolio since December 2016. Manav Verma, CFA, has been a Portfolio Manager of the Portfolio since March 2018. Thomas Brussard, Jr., CFA has been an Assistant Portfolio Manager of the Portfolio since August 2016. Michael Trotter has been an Assistant Portfolio Manager of the Portfolio since June 2018.

ON Nasdaq-100® Index Portfolio

Under the section “Management,” the following information replaces the corresponding section in its entirety:

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. Geode Capital Management, LLC serves as the investment sub-adviser for the Portfolio. Geode has been a sub-adviser for the Portfolio since May 1, 2016. Deane Gyllenhaal and Patrick Waddell, CFA, have been Senior Portfolio Managers of the Portfolio since May 2016. Louis Bottari has been a Senior Portfolio Manager of the Portfolio since March 2018 and previously was a Portfolio Manager of the Portfolio since May 2016. Peter Matthew has been a Portfolio Manager of the Portfolio since October 2016 and previously was an Assistant Portfolio Manager of the Portfolio since May 2016. Robert Regan has been a Portfolio Manager of the Portfolio since December 2016. Manav Verma, CFA, has been a Portfolio Manager of the Portfolio since March 2018. Thomas Brussard, Jr., CFA has been an Assistant Portfolio Manager of the Portfolio since August 2016. Michael Trotter has been an Assistant Portfolio Manager of the Portfolio since June 2018.

ON S&P MidCap 400® Index Portfolio

Under the section “Management,” the following information replaces the corresponding section in its entirety:

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. Geode Capital Management, LLC serves as the investment sub-adviser for the Portfolio. Geode has been a sub-adviser for the Portfolio since December 19, 2016. Deane Gyllenhaal and Patrick Waddell, CFA, have been Senior Portfolio Managers of the Portfolio since December 2016. Louis Bottari has been a Senior Portfolio Manager of the Portfolio since March 2018 and previously was a Portfolio Manager of the Portfolio since December 2016. Peter Matthew and Robert Regan have been Portfolio Managers of the Portfolio since December 2016. Manav Verma, CFA, has been a Portfolio Manager of the Portfolio since March 2018. Thomas Brussard, Jr., CFA has been an Assistant Portfolio Manager of the Portfolio since December 2016. Michael Trotter has been an Assistant Portfolio Manager of the Portfolio since June 2018.

Fund Management

Under the section “Management of Portfolios,” the following information replaces the corresponding section in its entirety and the information regarding Michael Trotter is added.

Deane Gyllenhaal, Patrick Waddell, CFA, and Louis Bottari are Senior Portfolio Managers, Peter Matthew, Robert Regan and Manav Verma, CFA, are Portfolio Managers, and Thomas Brussard, Jr., CFA, and Michael Trotter are Assistant Portfolio Managers of the ON S&P 500® Index Portfolio, ON S&P MidCap 400® Index Portfolio, and ON Nasdaq-100® Index Portfolio.

Deane Gyllenhaal is a Senior Portfolio Manager. He has been with Geode since 2014. In addition to his portfolio management responsibilities, Mr. Gyllenhaal is responsible for new product development. Prior to joining Geode, Mr. Gyllenhaal was a Portfolio Manager with Hartford Investment Management from 2006 to 2014. Previously, he was a Senior Portfolio Manager within the Global Structured Products Group of State Street Global Advisors from 1996 to 2006.

Patrick Waddell, CFA, is a Senior Portfolio Manager. He has been with Geode since 2004. In addition to his portfolio management responsibilities, Mr. Waddell is responsible for new product development. Prior to joining Geode, Mr. Waddell was employed by Fidelity Investments from 1997 to 2004, most recently as a Senior Portfolio Assistant. He is a CFA charterholder.

Louis Bottari is a Senior Portfolio Manager. He has been with Geode since 2008. Prior to becoming a Senior Portfolio Manager, Mr. Bottari was a Portfolio Manager with Geode since 2010 and an Assistant Portfolio Manager with Geode since 2008. In addition to his portfolio management responsibilities, Mr. Bottari is responsible for new product development. Prior to joining Geode, Mr. Bottari was an Assistant Portfolio Manager with Pyramis Global Advisors from 2005 to 2008. Mr. Bottari began his career at Fidelity Investments in 1991.

Peter Matthew is a Portfolio Manager. He has been with Geode since 2007. Prior to joining Geode in 2007, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

Robert Regan is a Portfolio Manager. He has been with Geode since 2016. Prior to joining Geode, Mr. Regan was a Senior Implementation Portfolio Manager at State Street Global Advisors from 2008 to 2016. Previously, Mr. Regan was employed by PanAgora Asset Management from 1997 to 2008, most recently as a Portfolio Manager. Mr. Regan began his career at Investors Bank and Trust.

Manav Verma, CFA, is a Portfolio Manager. He has been with Geode since 2018. Prior to that, Mr. Verma was a portfolio manager at Northern Trust Asset Management from 2013 to 2017. Previously, Mr. Verma worked at Analytic Investors from 2007 to 2012. He is a CFA charterholder.

Thomas Brussard, Jr., CFA, is an Assistant Portfolio Manager. He has been with Geode since 2011. Prior to joining Geode in 2011, Mr. Brussard was employed by Fidelity Investments from 2006 to 2011. He is a CFA charterholder.

Michael Trotter has been an Assistant Portfolio Manager with Geode since 2018. Prior to joining Geode, Mr. Trotter was a Senior Portfolio Management Analyst at Proshare Advisors from 2015 to 2018. Previously, Mr. Trotter was an Equity Risk Analyst at The Vanguard Group from 2013 to 2015 and began his career at BNY Mellon in 2013.

4